As filed with the Securities and Exchange	Registration No. 333-139695
Commission on December 23, 2008	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 5 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, New York 11797
(Address and Telephone Number of Depositor's Principal Office)
Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, Windsor, Connecticut 06095
(Name and Complete Address of Agent for Service)

As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual flexible premium, deferred combination fixed and variable annuity contracts

                                                              PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 28, 2008 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 5 by reference to Registrant’s filings under Rule 485(b) as filed on April 21, 2008 and August 22,
2008 and under Rule 497(e) as filed on June 27, 2008, June 30, 2008, August 7, 2008 and
September 11, 2008.

A supplement dated December 23, 2008 to the Prospectus is included in Part A of this Post-
Effective Amendment No. 5.

ReliaStar Life Insurance Company of New York
and its Separate Account NY-B
ING Rollover ChoiceSM – NY Variable Annuity Contracts
Supplement dated December 23, 2008 to the Contract Prospectus dated April 28, 2008, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated April 28, 2008. Please read it carefully and keep it with your current Contract Prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

The following contains changes to the contract’s MGIB rider, ING LifePay Plus rider, and ING Joint LifePay Plus rider, and applies to contracts or riders issued on or after February 2, 2009, subject to state approval.

1.	The “Optional Rider Charges” sub-section of the “Fees and Expenses” section on page 1 of your Contract Prospectus is deleted and replaced with the following:
Optional Rider Charges[1]
Minimum Guaranteed Income Benefit (MGIB) rider:
Maximum Annual Charge	Current Annual Charge
1.50% of the MGIB Benefit Base[2]	0.75% of the MGIB Benefit Base[2]

[1]	Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. Optional rider charges are deducted from the contract value in your subaccount allocations. You may add only one optional rider to your contract.
[2]	The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base and is calculated based on eligible premiums. Please see “Charges and Fees–Optional Rider Charges–Minimum Guaranteed Income Benefit
(MGIB)” and “Optional Riders–Minimum Guaranteed Income Benefit Rider (MGIB)” later in this prospectus for more information.

          ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge (Charge Deducted Quarterly)
2.00% of the ING LifePay Plus Base[3]	0.60% of the ING LifePay Plus Base[3]

         ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge (Charge Deducted Quarterly)
2.50% of the ING Joint LifePay Plus Base[4]	0.80% of the ING Joint LifePay Plus Base[4]

[3]	The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The current annual charge is 0.50% for riders issued prior to February 2, 2009. The ING LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The current annual charge can change upon a reset after your first five contract years, but you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees–Optional Rider Charges–ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING
LifePay Plus)” and “Optional Riders–ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus)
Rider” later in this prospectus.
[4]	The ING Joint LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The current annual charge is 0.70% for riders issued prior to February 2, 2009. The ING Joint LifePay Plus Base is calculated based on contract value if this rider is added after contract value. The current annual charge can change upon a reset after your first five contract years, but you will never pay more than new issues of this rider, subject to the maximum annual charge.
Please see “Charges and Fees–Optional Rider Charges–ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit
(ING Joint LifePay Plus)” and “Optional Riders–ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING
Joint LifePay Plus) Rider” later in this prospectus.

X.139695-08F	1 of 8	December 2008

2.	The fourth and sixth charts under the “Table of Separate Account Charges” sub- section of the “Fees and Expenses”
section on page 3 of your Contract Prospectus are deleted and replaced with the following:

This table shows the total charges that you could pay if you elect the ING LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider based on current charges:
	Option Package I	Option Package II
Mortality & Expense Risk Charge	0.85%	1.05%
Asset-Based Administrative Charge	0.15%	0.15%
ING LifePay Plus Minimum Guaranteed Withdrawal	0.60%	0.60%
Benefit Rider (as a percentage of the ING LifePay
Plus Base)
Total	1.60%	1.80%

This table shows the total charges that you could pay if you elect the ING Joint LifePay Plus Minimum Guaranteed
Withdrawal Benefit rider based on current charges:

	Option Package I	Option Package II
Mortality & Expense Risk Charge	0.85%	1.05%
Asset-Based Administrative Charge	0.15%	0.15%
Current ING Joint LifePay Plus Minimum Guaranteed	0.80%	0.80%
Withdrawal Benefit Rider (as a percentage of the ING
Joint LifePay Plus Base)
Total	1.80%	2.00%

3.	The first paragraph of the “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider
Charge” sub-section of the “Charges and Fees” section on page 13 of your Contract Prospectus is deleted and replaced with the following:

The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

The current annual charge is 0.50% for riders issued prior to February 2, 2009.
4.	The first paragraph of the “ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus)
Rider Charge” sub-section of the “Charges and Fees” section on page 14 of your Contract Prospectus is deleted and replaced with the following:

The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.80%

The current annual charge is 0.70% for riders issued prior to February 2, 2009.

X.139695-08F	2 of 8	December 2008

5.	The “Calculation of MGIB Ratchet Benefit Base” subsection of the “ING Minimum Guaranteed Income Benefit
Rider (the “MGIB Rider”) section on page 26 of your Contract Prospectus is deleted and replaced with the following:

Calculation of MGIB Ratchet Benefit Base
The MGIB Ratchet Base for Covered Funds and Special Funds equals:
On the rider date, eligible premiums or the contract value (if the rider is added after the contract date) allocated to Covered Funds and Special Funds;
On each contract anniversary date prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:
1)	the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and
2)	the MGIB Ratchet Base for Covered Funds and Special Funds from the prior contract anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds and Special Funds, and transfers.

For riders issued prior to February 2, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds
is recalculated on each “quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is
May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value of the subsequent business day.

At other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior contract anniversary date (quarterly contract anniversary date for riders issued prior to
February 2, 2009), adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds and Special Funds, and transfers.

6.	The sixth, seventh, and eighth paragraphs of the “How the ING LifePay Plus Rider Works” section of the “ING
LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 31 of your
Contract Prospectus is deleted and replaced with the following:

During the Growth Phase (and, for riders issued after February 2, 2009, the Withdrawal Phase), the initial ING
LifePay Plus Base is increased dollar-for-dollar by any premiums received. In addition, on each contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

The current ING LifePay Plus Base; or
The current contract value. This is referred to as an annual “ratchet.”
For riders issued prior to February 2, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a quarterly ratchet.

Also, on each of the first ten contract anniversaries ONLY after the annuitant has reached age 59½, the ING LifePay Plus Base is recalculated as the greatest of:
The current ING LifePay Plus Base; or
The current contract value; and
The ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” For riders issued prior to February 2, 2009, the step up is 7%.

X.139695-08F	3 of 8	December 2008

7.	The sixth, seventh, and eighth paragraphs of the “How the ING Joint LifePay Plus Rider Works” section of the
“ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 40 of your Contract Prospectus is deleted and replaced with the following:

During the Growth Phase (and, for riders issued after February 2, 2009, the Withdrawal Phase), the initial ING
Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received. In addition, on each contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of:

The current ING Joint LifePay Plus Base; or
The current contract value. This is referred to as an annual “ratchet.”
For riders issued prior to February 2, 2009, the ING Joint LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a quarterly ratchet.

Also, on each of the first ten contract anniversaries ONLY after the youngest active spouse has reached age 65, the ING Joint LifePay Plus Base is recalculated as the greatest of:
The current ING Joint LifePay Plus Base; or
The current contract value; and
The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” For riders issued prior to February 2, 2009, the step up is 7%.

8.	The last paragraph of the “How the ING LifePay Plus Rider Works” section of the “ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 31 of your Contract Prospectus is deleted and replaced with the following:

Currently, eligible premiums for purposes of determining the ING LifePay Plus Base and Maximum Annual Withdrawal include premiums received during both the Growth Phase and the Withdrawal Phase.
For riders issued prior to February 2, 2009, additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner.
Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset
Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay
Plus Reset”).

We reserve the right to discontinue allowing premium payments during the Withdrawal Phase or the Growth Phase.
9.	The last paragraph of the “How the ING Joint LifePay Plus Rider Works” section of the “ING Joint LifePay Plus
Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 40 of your Contract
Prospectus is deleted and replaced with the following:

Currently, eligible premiums for purposes of determining the ING LifePay Plus Base and Maximum Annual Withdrawal include premiums received during both the Growth Phase and the Withdrawal Phase.
For riders issued prior to February 2, 2009, additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal;
however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING
Joint LifePay Plus Reset”).

We reserve the right to discontinue allowing premium payments during the Withdrawal Phase or the Growth Phase.

X.139695-08F	4 of 8	December 2008

10.	The fourth paragraph of the “Guaranteed Withdrawal Status” sub-section of the “ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 32 of your Contract Prospectus is deleted and replaced with the following:

Please note that with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the
Maximum Annual Withdrawal, as recalculated, will be less, due to your withdrawals (and reduction of the ING
LifePay Plus Base as a result) while the rider was in the Guaranteed Withdrawal Status. See Appendix G,
Illustration 6, for an example. Also please note, however, that by declining automatic reset into the Lifetime
Guaranteed Withdrawal Status, your ING LifePay Plus Base will not thereafter be automatically reset annually
(quarterly, for contracts issued prior to February 2, 2009)–to the then current contract value if the contract value is higher–as it could be while the rider is in Lifetime Guaranteed Withdrawal Status. No further resets will be available. For more information, please see “ING LifePay Plus Reset” below.

11.	The fourth paragraph of the “Guaranteed Withdrawal Status” sub-section of the “ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 41 of your Contract Prospectus is deleted and replaced with the following:

Please note that with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the
Maximum Annual Withdrawal, as recalculated, will be less, due to your withdrawals (and reduction of the ING
Joint LifePay Plus Base as a result) while the rider was in the Guaranteed Withdrawal Status. See Appendix G,
Illustration 6, for an example. Also please note, however, that by declining automatic reset into the Lifetime
Guaranteed Withdrawal Status, your ING Joint LifePay Plus Base will not thereafter be automatically reset annually (quarterly, for contracts issued prior to February 2, 2009)–to the then current contract value if the contract value is higher–as it could be while the rider is in Lifetime Guaranteed Withdrawal Status. No further resets will be available. For more information, please see “ING LifePay Plus Reset” below.

12.	The first two paragraphs of the “Determination of the Maximum Annual Withdrawal” subsection of the “ING
LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 32 of your
Contract Prospectus are deleted and replaced with the following:

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of 1) the contract value and 2) the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum
Annual Withdrawal percentages, which vary by the age of the annuitant on the date the Withdrawal Phase begins, are as follows:

Maximum Annual Withdrawal Percentage	Annuitant’s Age
4%	0 - 64
5%	65+

            If the rider was issued prior to February 2, 2009, the Maximum Annual Withdrawal percentage is 5%, regardless of the age of the annuitant on the date the Withdrawal Phase begins.

            If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to 4% will reduce the ING LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay Plus Base will automatically be reset to the current contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

X.139695-08F	5 of 8	December 2008

13.	The first two paragraphs of the “Determination of the Maximum Annual Withdrawal” subsection of the “ING Joint
LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 42 of your Contract Prospectus are deleted and replaced with the following:

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of 1) the contract value and 2) the ING Joint LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The
Maximum Annual Withdrawal percentages, which vary by the age of the youngest active spouse on the date the
Withdrawal Phase begins, are as follows:

Maximum Annual Withdrawal Percentage	Youngest Active Spouse Age
4%	0 - 64
5%	65+

If the rider was issued prior to February 2, 2009, the Maximum Annual Withdrawal percentage is 5%, regardless of the age of the youngest Active Spouse on the date the Withdrawal Phase begins.
If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age
65, withdrawals in a contract year up to 4% will reduce the ING Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus Base will automatically be reset to the current contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

14.	The “ING LifePay Plus Reset” subsection of the “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit
(“ING LifePay Plus”) Rider section on page 35 of your Contract Prospectus is deleted and replaced with the following:

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual
Withdrawal has been determined, on each contract anniversary we will increase (or “reset”) the ING LifePay Plus
Base to the current contract value if the contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

For riders issued prior to February 2, 2009, the ING LifePay Plus Base is reset on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this a quarterly ratchet.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change
(and the reset). Please note, however, that by declining a reset, your ING LifePay Plus Base will not thereafter be reset annually (or quarterly, as applicable), and the Maximum Annual Withdrawal will not be recalculated; no further resets will be available.

15.	The “ING Joint LifePay Plus Reset” subsection of the “ING LifePay Plus Minimum Guaranteed Withdrawal
Benefit (“ING LifePay Plus”) Rider section on page 45 of your Contract Prospectus is deleted and replaced with the following:

ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum
Annual Withdrawal has been determined, on each contract anniversary we will increase (or “reset”) the ING Joint
LifePay Plus Base to the current contract value if the contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

X.139695-08F	6 of 8	December 2008

For riders issued prior to February 2, 2009, the ING Joint LifePay Plus Base is reset on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this a quarterly ratchet.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change
(and the reset). Please note, however, that by declining a reset, your ING Joint LifePay Plus Base will not thereafter be reset annually (or quarterly, as applicable), and the Maximum Annual Withdrawal will not be recalculated; no further resets will be available.

16.	The “Investment Option Restrictions” and “Accepted Funds” subsections of the “ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 35 and the “ING Joint LifePay Plus
Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider section on page 45 of your Contract
Prospectus are deleted and replaced with the following:

Investment Option Restrictions. While this rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before February 2, 2009	20%

              See “Fixed Allocation Funds Automatic Rebalancing,” below for more information. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the contract. The rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

              Accepted Funds. Currently, the Accepted Funds are:

ING Liquid Assets Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution Income Portfolio
ING T. Rowe Price Capital Appreciation Portfolio

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:
● ING Franklin Templeton Founding Strategy Portfolio; and ● ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
No rebalancing is necessary when contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

17.	The first sentence of the first paragraph of the “Fixed Allocation Funds Automatic Rebalancing” section of the
“ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 36 of your Contract Prospectus is deleted and replaced with the following:

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total contract value allocated among the Fixed Allocation Funds and
Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that a specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.
Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date.

X.139695-08F	7 of 8	December 2008

The specified percentage depends on the rider’s purchase date, as noted in “Investment Options Restrictions,”
above. The ING LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
a) withdrawals from the Fixed Allocation Funds or Other Funds.
18.	The first sentence of the first paragraph of the “Fixed Allocation Funds Automatic Rebalancing” section of the
“ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 45 of your Contract Prospectus is deleted and replaced with the following:

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total contract value allocated among the Fixed Allocation Funds and
Other Funds on any ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that a specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.
Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The specified percentage depends on the rider’s purchase date, as noted in
“Investment Options Restrictions,” above. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.
19.	The third paragraph of the “Continuation After Death -- Spouse” section of the “ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider section on page 36 of your Contract Prospectus is deleted and replaced with the following:

If the rider is in the Withdrawal Phase at the time of spousal continuation:
1)	The rider will continue in the Withdrawal Phase.
2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.
3)	On the quarterly contract anniversary that the rider is continued:
(a)	If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by 4%. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the contract value to fall to zero will terminate the contract and the rider.

(b)	If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by 4%. Withdrawals are permitted pursuant to the other provisions of the rider.

4)	The rider charges will restart on the quarterly contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.
X.139695-08F	8 of 8	December 2008

                                                SEPARATE ACCOUNT NY-B
                                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account NY-B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31,
2007 and 2006
		-	Notes to Financial Statements
Financial Statements of ReliaStar Life Insurance Company of New York:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets – Statutory Basis as of December 31, 2007 and 2006
		-	Statements of Operations – Statutory Basis for the years ended December
31, 2007, 2006 and 2005
		-	Statements of Changes in Capital and Surplus – Statutory Basis for the
years ended December 31, 2007, 2006 and 2005
		-	Statements of Cash Flows – Statutory Basis for the years ended December
31, 2007, 2006 and 2005
		-	Notes to Financial Statements – Statutory Basis

(b)	Exhibits
	(1)	Resolution of the Board of Directors of ReliaStar Life Insurance Company of
New York authorizing the establishment of the Registrant ● Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-85618),
as filed on April 5, 2002.
	(2)	Custodial Agreement between Registrant and the Bank of New York ●
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-85618), as filed on April 5, 2002.
	(3.1)	Distribution Agreement between the Depositor and Directed Services, Inc. ●
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-85618), as filed on April 5, 2002.
	(3.2)	Dealers Agreement ● Incorporated by reference to Initial Registration
Statement on Form N-4 (File No. 333-85618), as filed on April 5, 2002.
	(4.1)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract
(RLNY-IA-1102) ● Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(4.2)	Norris “Unisex” Endorsement (RLNY-RA-1103) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-139695), as filed on July 6, 2007.
(4.3)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract
(RLNY-IA-1090) • Incorporated by reference to Pre-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-85618), as filed on
November 18, 2002.
(4.4)	Premium Credit Rider (RLNY-RA-1089) • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-85618), as filed on November 18, 2002.
(4.5)	Premium Credit Disclosure (RLNY-DS-1093) • Incorporated by reference to
Pre-Effective Amendment No. 2 to Registration Statement on Form N-4 (File
No. 333-85618), as filed on November 18, 2002.
(4.6)	403(b) Rider (RLNY-RA-1036) • Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on April 17, 2003.
(4.7)	Earnings Enhancement Death Benefit Rider (RLNY RA 1086) • Incorporated
by reference to Initial Registration Statement on Form N-4 (File No. 333-
85618), as filed on April 5, 2002.
(4.8)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-
1026)(12/02)(CA) • Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-85618), as filed on
April 17, 2003.
(4.9)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA) •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-85618), as filed on April 17, 2003.
(4.10)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-
1038)(12/02)(CA) • Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-85618), as filed on
April 17, 2003.
(4.11)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA) •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-85618), as filed on April 17, 2003.
(4.12)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA) •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-85618), as filed on April 17, 2003.
(4.13)	Section 72 Rider (Group) (FG-RA-1002-08/97) • Incorporated by reference to
Initial Registration Statement on Form N-4 (File No. 333-85326), as filed on
April 1, 2002.
(4.14)	Section 72 Rider (Individual) (FG-RA-1001-08/95) • Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-85326),
as filed on April 1, 2002.

(4.15)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA) •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-85618), as filed on April 17, 2003.
(4.16)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024) •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-115515), as filed on September 20,
2004.
(4.17)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-
RA-2026) • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-115515), as filed on
September 20, 2004.
(4.18)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06) •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(4.19)	Schedule Page to Minimum Guaranteed Income Benefit Rider (RLNY-RA-
2025)(10/06) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July
6, 2007.
(4.20)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset
(RLNY-RA-3061) • Incorporated by reference to Pre-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 333-139695), as filed on April 21, 2008.
(4.21)	Schedule Page to Minimum Guaranteed Withdrawal Benefit Rider with
Automatic Reset (RLNY-RA-3061) • Incorporated by reference to Pre-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-139695), as filed on April 21, 2008.
(4.22)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset
(RLNY-RA-3062) • Incorporated by reference to Pre-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 333-139695), as filed on April 21, 2008.
(4.23)	Schedule Page to Minimum Guaranteed Withdrawal Benefit Rider with
Automatic Reset (RLNY-RA-3062) • Incorporated by reference to Pre-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-139695), as filed on April 21, 2008.
(5.1)	ReliaStar Life Insurance Company of New York Customer Data Form
(RLNY-CDF-2030) (8/30/2004) (132289) • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-115515), as filed on May 27, 2004.
(5.2)	ING Rollover Choice VA-NY Application (RLNY-AA-1105(08/07)) •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(6.1)	Articles of Incorporation of ReliaStar Life Insurance Company of New York •
Incorporated by reference to Initial Registration Statement on Form S-6 (File
No. 333-47527), as filed on March 6, 1998.
(6.2)	By-Laws of ReliaStar Life Insurance Company of New York • Incorporated by
reference to Initial Registration Statement on Form S-6 (File No. 333-47527),
as filed on March 6, 1998.
(6.3)	Resolution of Board of Directors for Powers of Attorney • Incorporated by
reference to Initial Registration Statement on Form N-4 (File No. 333-85618),
as filed on April 5, 2002.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation • Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement
on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(8.2)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund and Fidelity Distributors Corporation • Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-34370), as filed on September 29, 1997.
(8.3)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation • Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 (File No. 033-75964), as filed on February 9, 1998.
(8.4)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and November 6, 1997 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation •
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.

(8.5)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(8.6)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company),
Variable Insurance Products Fund and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.7)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund II and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(8.8)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products
Fund II and Fidelity Distributors Corporation • Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-34370), as filed on September 29, 1997.
(8.9)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation • Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on
Form S-6 (File No. 033-75248), as filed on February 24, 1998.
(8.10)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and January 20, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation •
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-56297), as filed on June 8, 1998.

(8.11)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1,
1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20,
1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.12)	Ninth Amendment dated as of August 15, 2007 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
January 20, 1998 and May 1, 1998 between ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company),
Variable Insurance Products Fund II and Fidelity Distributors Corporation •
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.13)	Letter Agreement dated May 16, 2007 between Reliastar Life Insurance
Company of New York, Fidelity Distributors Corporation, Variable Insurance
Products Fund, Variable Insurance Products Fund II and Variable Insurance
Products Fund V • Incorporated by reference to Pre-Effective Amendment No.
2 to Registration Statement on Form N-4 (File No. 333-139695), as filed on
September 5, 2007.
(8.14)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial
Advisers, LLC • Incorporated by reference to Post-Effective Amendment No.
33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.15)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation • Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on August 5, 2004.
(8.16)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.17)	Second Amendment effective April 1, 2006 to Service Contract between
Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June
1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.18)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.19)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.20)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, LLC • Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.21)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2006.
(8.22)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.23)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 54 to Registration Statement on Form N-1A
(File No. 033-23512), as filed on August 1, 2003.

(8.24)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.25)	Second Amended and Restated Fund Participation Agreement dated
September 2, 2003 as amended and restated on May 17, 2004 and further amended and restated on January 1, 2007 among ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company of New York, ING
Investors Trust, ING Investments, LLC, ING Funds and Distributors, LLC,
American Funds Insurance Series and Capital Research and Management
Company • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6,
2007.
(8.26)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.27)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November
28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.28)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.29)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.

(8.30)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.31)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.32)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 • Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.33)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.34)	Shareholder Servicing Agreement (Service Class Shares) dated as of
November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.35)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 8, 2002.
(8.36)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 • Incorporated by reference to Post-Effective Amendment No.
28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 10, 2003.

(8.37)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 • Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.38)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.39)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 •
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.40)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and
December 7, 2005 • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.41)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June
8, 1998.
(8.42)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.43)	Second Amendment dated December 31, 1999 to Fund Participation
Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series and Aeltus Investment Management, Inc. •
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.44)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December
31, 1999 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.45)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.46)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.

(8.47)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life
Insurance and Annuity Company, Aeltus Investment Management, Inc. and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.48)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.49)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.50)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company
in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.51)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.52)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.53)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim
Variable Products Trust, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on July 13, 2001.
(8.54)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.55)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) • Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.56)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.57)	Fund Participation Agreement dated March 11, 1997 between Aetna Life
Insurance and Annuity Company, Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
033-34370), as filed on April 16, 1997.
(8.58)	First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Oppenheimer Variable
Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 •
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.59)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc.
and Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended December 1, 1999 • Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2007.
(8.60)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc.
and Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 15, 2008.
(8.61)	Service Agreement effective as of March 11, 1997 between
OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(8.62)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Pre-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.63)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.64)	First Amendment dated August 15, 2007 to Participation Agreement among
ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors
Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
333-01107), as filed on May 23, 2008.
(8.65)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.66)	First Amendment dated August 15, 2007 to Services Agreement between
PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.67)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005.
(8.68)	First Amendment dated August 15, 2007 to Services Agreement between
Pacific Investment Management Company LLC (“PIMCO”), ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company and
Allianz Global Investors Distributors LLC effective as of May 1, 2004 •
Incorporated by reference to Post-Effective Amendment No. 51 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.69)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.70)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity
Company, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No.
27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
October 26, 2001.
(8.71)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance
and Annuity Company f/k/a Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.
dated July 1, 2001 • Incorporated by reference to Post-Effective Amendment
No. 40 to Registration Statement on Form N-4 (File No. 033- 75962), as filed on April 13, 2005.
(8.72)	Amendment No. 2 is made and entered into as of August 15, 2007 to
Participation Agreement between Pioneer Variable Contracts Trust, ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Pioneer Investment
Management, Inc. and Pioneer Funds Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4
(File No. 333- 139695), as filed on December 21, 2007.
(8.73)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc.,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney • Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 333-139695), as filed on April 21, 2008.

Item 25. Directors and Officers of the Depositor*
Name	Principal Business Address	Positions and Offices with Depositor
Donald W. Britton	5780 Powers Ferry Road	President, Chief Executive Officer,
	Atlanta, GA 30327-4390	Director and Chairman
David A. Wheat	5780 Powers Ferry Road	Executive Vice President,
	Atlanta, GA 30327-4390	Chief Financial Officer and Director
William D. Bonneville	1000 Woodbury Road,	Executive Vice President and
	Suite 208	Chief Administrative Officer
Woodbury, NY 11797
Robert P. Browne	5780 Powers Ferry Road	Director
Atlanta, GA 30327-4390
Carol V. Coleman	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797
Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095
R. Michael Conley	2910 Holly Lane	Director
Plymouth, MN 55447
James R. Gelder	20 Washington Avenue South	Director
Minneapolis, MN 55401
Ivan J. Gilreath	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401
James F. Lille	46 Hearthstone Drive	Director
Gansevoort, NY 12831
Howard L. Rosen	1475 Dunwoody Drive	Director
West Chester, PA 19380-1478
Catherine H. Smith	One Orange Way	Director
Windsor, CT 06095
Charles B. Updike	60 East 42nd Street	Director
New York, NY 10165
Ross M. Weale	56 Cove Rd.	Director
South Salem, NY 10590
Valerie G. Brown	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road	Senior Vice President and
	Atlanta, GA 30327-4390	Chief Accounting Officer
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478
Michael L. Emerson	20 Washington Avenue South	Chief Executive Officer, ING Re
Minneapolis, MN 55401
John F. Todd	One Orange Way	General Counsel
Windsor, CT 06095
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*      These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver
Insurance Company (File No. 333-153338), as filed with the Securities and Exchange
Commission on November 14, 2008.

Item 27. Number of Contract Owners

As of November 28, 2008, there are 5,758 qualified contract owners and 3,771 non-qualified contract owners holding interests in variable annuity contracts funded through Separate Account
NY-B of ReliaStar Life Insurance Company of New York.

Item 28. Indemnification

ReliaStar Life Insurance Company of New York ("ReliaStar of NY") shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ReliaStar of NY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ReliaStar of NY may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar of NY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ReliaStar of NY may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of
1933, and therefore may be unenforceable. In the event that a claim of such indemnification
(except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding)
is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company
(“ING USA”). Directed Services LLC is the principal underwriter for Separate Account
A, Separate Account B, Separate Account EQ of ING USA, ReliaStar Life Insurance
Company of New York Separate Account NY-B, Alger Separate Account A of ING
USA and the ING Investors Trust.

(b)	The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester,
PA 19380-1478, unless otherwise noted.

Name and Principal Business Address	Positions and Offices with Underwriter
A. Bayard Closser	President and Director
Cincinnati, OH 45243
Robert J. Hughes	Director
Shaun P. Mathews	Executive Vice President and Director
10 State House Square
Hartford, CT 06103
Kimberly Anderson	Senior Vice President
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
Ernest J. C’Debaca	Senior Vice President and Investment Advisor
7337 E. Doubletree Ranch Road	Chief Compliance Officer
Scottsdale, AZ 85258

Michael J. Roland	Senior Vice President
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
Stanley D. Vyner	Senior Vice President
230 Park Ave., 13th Floor
New York, NY 10169
Richard E. G. Gelfand	Chief Financial Officer
Beth G. Shanker	Broker Dealer Chief Compliance Officer
1290 Broadway
Denver, CO 80203
Julius A. Drelick, III	Vice President
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
William A. Evans	Vice President
10 State House Square
Hartford, CT 06103
Todd R. Modic	Vice President
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
David S. Pendergrass	Vice President and Treasurer
5780 Powers Ferry Road, N.W.
Atlanta, GA 30327-4390
Spencer T. Shell	Vice President and Assistant Treasurer
5780 Powers Ferry Road, N.W.
Atlanta, GA 30327-4390
Bruce Kuennen	Attorney-in-Fact
Joy M. Benner	Secretary
20 Washington Avenue South
Minneapolis, MN 55401
Diana R. Cavender	Assistant Secretary
20 Washington Avenue South
Minneapolis, MN 55401
Randall K. Price	Assistant Secretary
20 Washington Avenue South
Minneapolis, MN 55401
Susan M. Vega	Assistant Secretary
20 Washington Avenue South
Minneapolis, MN 55401

G. Stephen Wastek	Assistant Secretary
7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258

(c) Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)
	2007 Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	on Redemption	Commissions	Compensation
Directed	$5,431,669.21	$0	$0	$0
Services LLC

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of
New York at 1000 Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody
Drive, West Chester, PA 19380.

Item 31. Management Services

None

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)	to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

The Company hereby represents:

(a)	The account meets definition of a "separate account" under federal securities laws.
(b)	ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by
ReliaStar Life Insurance Company of New York.

                                                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account NY-B of ReliaStar Life Insurance Company of New York, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-139695) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 23rd day of December, 2008.

SEPARATE ACCOUNT NY-B
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY OF
NEW YORK
(Depositor)
By:	/s/ Donald W. Britton
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Donald W. Britton*	Director, President and Chief Executive Officer	)
Donald W. Britton	(principal executive officer))
)
Robert P. Browne*	Director	) December
Robert P. Browne		) 23, 2008
)
Carol V. Coleman*	Director	)
Carol V. Coleman		)
)
Brian D. Comer*	Director	)
Brian D. Comer		)
)
R. Michael Conley*	Director	)
R. Michael Conley		)
)
James R. Gelder*	Director	)
James R. Gelder		)
)
James F. Lille*	Director	)
James F. Lille		)

)
Curtis W. Olson*	Director	)
Curtis W. Olson		)
)
Howard L. Rosen*	Director	)
Howard L. Rosen		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
Charles B. Updike*	Director	)
Charles B. Updike		)
)
Ross M. Weale*	Director	)
Ross M. Weale		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)
Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

SEPARATE ACCOUNT NY-B
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel
99-B.10	Consent of Independent Registered Public Accounting Firm